Offsets	Apr. 13, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Robinhood Ventures Fund I
Form or Filing Type	N-2
File Number	333-290253
Initial Filing Date	Sep. 15, 2025
Fee Offset Claimed	$ 50,154.52
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Securities Associated with Fee Offset Claimed | shares	363,175,396.67
Termination / Withdrawal Statement	Calculated pursuant to Rule 457(o) under the Securities Act, based on the Maximum Aggregate Offering Price. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $50,154.52 of the total registration fee due under this Registration Statement by an amount of the filing fee associated with the unsold securities from the Registrant's Registration Statement on Form N-2 (File No. 333-290253), as amended, which the U.S. Securities and Exchange Commission declared effective on March 6, 2026, registering Common Shares, for a maximum aggregate offering price of $1,150,000,000 (the "Prior Registration Statement"), a portion of which remain unsold as of the filing date of this Registration Statement. The Registrant paid registration fees totaling $158,830.00 in connection with the registration of $1,150,000,000 of shares pursuant to the Prior Registration Statement, of which a portion remains unsold. The Registrant has completed the offering under the Prior Registration Statement. Pursuant to Rule 457(p), the associated filing fee of $50,154.52 for $363,175,396.67 of shares of Common Shares that remained unsold under the Prior Registration Statement is hereby used to offset the current registration fee due.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Robinhood Ventures Fund I
Form or Filing Type	N-2
File Number	333-290253
Filing Date	Feb. 23, 2026
Fee Paid with Fee Offset Source	$ 50,154.52